BBH FUND, INC.

                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7010

                                 March 30, 2007


EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC  20549


    RE: BBH FUND, INC. (the "Registrant")
           BBH Real Return Fund
           BBH International Equity Fund
           BBH Core Select
           BBH Broad Market Fund

          1940 Act File No. 811-06139

Dear Sir or Madam:

      Enclosed are the preliminary Proxy Statement and form of proxy for the above-referenced Registrant. Definitive copies of these proxy materials are expected to be released to shareholders on or about April 13, 2007.

      The purpose of this meeting is to elect directors of the Funds, approve a combined investment advisory and administrative services agreement, approve changes to the Funds' fundamental investment policies and approve the proposed Reorganization Agreement.

      If the Registrant is not alerted by the Staff of the Securities and Exchange Commission (Commission) within ten (10) days of the filing of this statement concerning comments on the information disclosed in it, the Registrant will consider itself free to mail definitive proxy materials to its shareholders without waiting to hear from the Staff.

      In connection with the review of this filing by the Staff of the Commission, the Registrant acknowledges the Staff's view that: the Registrant is responsible for the adequacy and accuracy of the disclosure in the filings; Staff comments or changes to disclosure in response to Staff comments in the filings reviewed by the Staff do not foreclose the Commission from taking any action with respect to the filing; and the Registrant may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

      If  you have any questions on the enclosed material, please contact me  at
(412) 288-6812.

                                             Very truly yours,



                                             /s/ Diane J. Palmer
                                             Diane J. Palmer
                                             Paralegal

Enclosures